LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments
March 31, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–94.36%
Argentina–0.13%
Banco Macro ADR	6,400	$ 108,672
†Globant	4,800	421,824
Grupo Financiero Galicia ADR	14,500	102,225
Telecom Argentina Sponsored ADR	12,100	111,562
YPF ADR	24,500	102,165
		846,448
Brazil–3.38%
Ambev	641,500	1,466,681
Atacadao	53,900	212,027
†B2W Cia Digital	28,792	265,141
B3 SA - Brasil Bolsa Balcao	279,900	1,919,293
Banco Bradesco	164,100	596,572
Banco BTG Pactual	31,300	202,639
Banco do Brasil	116,400	621,639
Banco Santander	56,700	294,625
BB Seguridade Participacoes	94,300	455,521
BR Malls Participacoes	106,200	201,931
†BRF	77,800	226,089
CCR	164,200	376,047
Centrais Eletricas Brasileiras	35,700	163,931
Cia Brasileira de Distribuicao	21,700	272,038
Cia de Saneamento Basico do Estado de Sao Paulo	46,100	345,034
Cia Siderurgica Nacional	85,600	115,811
Cielo	167,000	144,306
Cogna Educacao	244,390	192,837
Cosan	21,700	224,513
†Embraer	97,200	178,458
Energisa	24,000	176,486
Engie Brasil Energia	27,425	207,953
Equatorial Energia	116,300	390,569
Hapvida Participacoes e Investimentos	30,400	248,473
Hypera	52,100	289,673
IRB Brasil Resseguros	95,700	178,651
JBS	148,000	579,342
Klabin	95,500	298,110
Localiza Rent a Car	82,621	417,708
Lojas Renner	108,540	702,071
Magazine Luiza	99,637	755,125
Multiplan Empreendimentos Imobiliarios	38,300	142,627
Natura & Co. Holding	88,100	440,661
Notre Dame Intermedica Participacoes	65,553	563,422
Petrobras Distribuidora	94,500	286,259
Petroleo Brasileiro	506,000	1,381,833
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Brazil (continued)
Porto Seguro	13,500	$ 115,096
Raia Drogasil	31,400	612,155
†Rumo	148,300	561,680
Sul America	39,400	258,036
Suzano Papel e Celulose	74,030	511,048
TIM Participacoes	116,500	281,828
Ultrapar Participacoes	99,300	240,983
Vale	431,000	3,583,303
WEG	114,000	734,097
		22,432,322
Chile–0.54%
Aguas Andinas Class A	335,409	98,754
Banco de Chile	6,161,850	497,469
Banco de Credito e Inversiones	6,645	225,149
Banco Santander Chile	8,914,139	343,693
Cencosud	193,731	201,474
Cia Cervecerias Unidas	20,559	140,698
Colbun	1,109,207	120,524
†Empresa Nacional de Telecomunicaciones	20,566	86,915
Empresas CMPC	155,985	332,274
Empresas COPEC	52,433	300,183
Enel Americas	5,188,310	632,224
Enel Chile	3,855,459	261,265
Itau CorpBanca	20,413,580	53,043
Latam Airlines Group	33,813	86,268
SACI Falabella	102,492	225,264
		3,605,197
China–34.10%
360 Security Technology Class A	8,400	22,112
†3SBio	174,500	179,516
†51job ADR	3,600	221,004
†58.com ADR	12,900	628,488
AAC Technologies Holdings	98,500	502,303
Accelink Technologies Class A	4,100	17,931
AECC Aero-Engine Control	6,100	10,202
AECC Aviation Power Class A	15,101	44,752
Agile Group Holdings	186,000	199,173
Agricultural Bank of China Class A	505,700	239,509
Agricultural Bank of China Class H	3,977,000	1,587,875
Aier Eye Hospital Group Class A	20,800	114,138
Air China Class A	24,600	22,322
Air China Class H	256,000	163,419
Aisino Class A	12,900	34,369
LVIP SSGA Emerging Markets Equity Index Fund–1

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
†Alibaba Group Holding ADR	236,500	$ 45,994,520
†Alibaba Health Information Technology	490,000	805,225
A-Living Services Class H	58,750	281,754
†Aluminum of China Class H	556,000	109,204
†Aluminumof China Class A	80,500	32,362
Angang Steel Class A	37,000	13,933
Angel Yeast Class A	5,600	27,673
Anhui Conch Cement Class A	27,400	209,833
Anhui Conch Cement Class H	166,500	1,143,791
Anhui Gujing Distillery Class A	2,700	43,344
Anhui Kouzi Distillery Class A	3,700	21,366
ANTA Sports Products	147,000	1,066,735
Asymchem Laboratories Tianjin Class A	1,600	38,342
Autobio Diagnostics Class A	2,000	32,601
†Autohome ADR	8,000	568,160
AVIC Aircraft Class A	17,100	37,816
Avic Capital Class A	62,300	34,177
AVIC Electromechanical Systems Class A	24,200	24,445
AVIC Jonhon Optronic Technology Class A	7,400	35,490
†AVIC Shenyang Aircraft Class A	7,900	31,621
AviChina Industry & Technology Class H	340,000	129,833
Avicopter PLC	5,100	29,659
†BAIC BluePark New Energy Technology Class A	20,400	17,039
BAIC Motor Class H	227,500	89,489
†Baidu ADR	37,300	3,759,467
Bank of Beijing Class A	144,200	97,805
Bank of Chengdu Class A	22,200	23,422
Bank of China Class A	237,900	116,292
Bank of China Class H	10,819,000	4,118,400
Bank of Communications	268,420	194,655
Bank of Guiyang Class A	19,900	21,373
Bank of Hangzhou Class A	35,300	38,111
Bank of Jiangsu Class A	77,500	65,383
Bank of Nanjing Class A	57,400	58,296
Bank of Ningbo Class A	37,800	122,099
Bank of Shanghai Class A	95,840	110,661
Baoshan Iron & Steel Class A	124,900	85,260
†Baozun ADR	6,000	167,640
BBMG Class A	70,300	32,109
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
BBMG Class H	296,000	$ 73,352
Beijing Capital Development Class A	18,300	16,909
Beijing Capital International Airport Class H	234,000	148,510
Beijing Dabeinong Technology Group Class A	26,300	31,806
Beijing Enlight Media Class A	18,000	22,351
Beijing Enterprises Holdings	70,500	257,288
Beijing Enterprises Water Group	672,000	260,526
Beijing New Building Materials Class A	11,500	37,919
Beijing Oriental Yuhong Waterproof Technology Class A	10,000	47,319
Beijing Originwater Technology Class A	22,200	28,593
Beijing Sanju Environmental Protection and New Material Class A	12,300	7,792
Beijing Shiji Information Technology Class A	5,500	22,170
Beijing Shunxin Agriculture Class A	5,100	43,745
Beijing Sinnet Technology Class A	9,500	31,553
Beijing SL Pharmaceutical Class A	6,000	10,025
Beijing Tiantan Biological Products Class A	7,300	37,128
Beijing Tongrentang Class A	9,700	34,395
Beijing Yanjing Brewery Class A	18,000	15,188
†BEST ADR	27,800	148,730
Betta Pharmaceuticals Class A	2,500	24,455
BGI Genomics Class A	2,700	31,861
BOE Technology Group Class A	226,900	116,869
†Bohai Leasing Class A	43,300	17,537
BTG Hotels Group Class A	7,000	13,123
BYD Class A	12,000	100,550
BYD Class H	87,000	464,159
BYD Electronic International	93,500	153,742
By-health Class A	10,700	25,166
Caitong Securities Class A	22,200	31,402
Centre Testing International Group	4,600	9,855

LVIP SSGA Emerging Markets Equity Index Fund–2

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
CGN Power Class H	1,436,000	$ 327,146
Changchun High & New Technology Industry Group Class A	1,100	84,147
Changjiang Securities Class A	34,000	30,557
Changzhou Xingyu Automotive Lighting Systems Class A	1,700	19,941
Chaozhou Three-Circle Group Class A	10,800	27,466
Chengdu Kanghong Pharmaceutical Group Class A	4,800	26,524
Chengdu Xingrong Environment Class A	16,700	10,724
†China Aerospace Times Electronics Class A	13,500	11,978
China Aoyuan Group	166,000	191,267
China Avionics Systems Class A	9,500	17,140
China CITIC Bank Class A	40,500	29,419
China CITIC Bank Class H	1,213,000	596,509
China Coal Energy Class H	285,000	78,390
China Communications Construction Class A	19,900	22,879
China Communications Services Class H	322,000	231,535
China Conch Venture Holdings	220,500	977,916
China Construction Bank Class A	63,500	56,493
†China East Education Holding	75,500	121,282
†China Eastern Airlines Class A	64,300	37,019
†China Eastern Airlines Class H	252,000	86,288
China Education Group Holdings	84,000	116,248
China Enterprise Class A	24,400	14,538
China Everbright	128,000	187,626
China Everbright Bank Class A	266,800	135,199
China Everbright Bank Class H	440,000	167,373
China Everbright International	513,000	291,698
China Evergrande Group	250,000	409,781
China Film Class A	11,100	18,259
China Fortune Land Development Class A	20,287	59,055
China Gezhouba Group Class A	28,400	27,667
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
China Grand Automotive Services Group Class A	50,400	$ 28,644
China Greatwall Technology Group Class A	20,400	33,908
China Hongqiao Group	238,000	100,584
China Huarong Asset Management Class H	1,380,000	173,301
China International Capital Class H	184,400	295,130
China International Marine Containers Group Class A	11,700	12,608
China International Travel Service Class A	13,100	122,695
China Jinmao Holdings Group	720,000	458,998
China Jushi Class A	21,700	23,982
China Lesso Group Holdings	151,000	195,484
China Life Insurance Class A	18,500	68,027
China Life Insurance Class H	1,012,000	1,954,222
†China Literature	35,200	138,225
China Longyuan Power Group Class H	426,000	232,513
China Medical System Holdings	188,000	201,115
China Meheco	6,100	12,832
China Mengniu Dairy	374,000	1,289,820
China Merchants Bank	138,000	622,792
China Merchants Bank Class H	530,000	2,371,098
China Merchants Energy Shipping Class A	43,800	38,980
China Merchants Securities Class A	37,900	90,850
China Merchants Shekou Industrial Zone Holdings Class A	53,300	122,772
China Minsheng Banking Class A	242,400	194,304
China Molybdenum Class A	119,800	57,644
China Molybdenum Class H	516,000	141,847
China National Accord Medicines Class A	2,100	11,748
China National Chemical Engineering Class A	30,500	25,410
China National Medicines Class A	4,500	17,835
China National Nuclear Power Class A	87,200	53,807

LVIP SSGA Emerging Markets Equity Index Fund–3

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
China National Software & Service Class A	3,400	$ 34,236
China Northern Rare Earth Group High-Tech Class A	22,300	28,002
China Oilfield Services Class H	220,000	167,951
China Overseas Land & Investment	522,000	1,600,415
China Pacific Insurance Group Class A	42,800	168,542
China Pacific Insurance Group Class H	356,400	1,067,144
China Petroleum & Chemical Class A	172,500	107,187
China Petroleum & Chemical Class H	3,468,000	1,694,488
China Power International Development	613,000	113,432
China Railway Construction Class A	77,200	105,652
China Railway Construction Class H	264,000	291,875
China Railway Group Class A	137,600	103,302
China Railway Hi-tech Industry Class A	15,300	20,307
China Railway Signal & Communication Class H	206,000	102,710
China Reinsurance Group Class H	787,000	90,675
China Resources Beer Holdings	198,000	897,542
China Resources Cement Holdings	332,000	390,042
China Resources Double Crane Pharmaceutical Class A	6,000	10,631
China Resources Gas Group	122,000	612,227
China Resources Land	436,000	1,779,530
China Resources Pharmaceutical Group	219,000	130,760
China Resources Power Holdings	260,000	285,152
China Resources Sanjiu Medical & Pharmaceutical Class A	6,100	23,730
China Shenhua Energy	29,500	66,951
China Shenhua Energy Class H	461,500	871,989
China Shipbuilding Industry Class A	153,800	90,428
China South Publishing & Media Group Class A	12,300	18,315
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
China Southern Airlines Class A	58,300	$ 41,889
China Southern Airlines Class H	228,000	96,623
China Spacesat Class A	7,700	31,417
China State Construction Engineering Class A	278,700	204,947
China Taiping Insurance Holdings	218,000	352,840
China Tower Class H	5,712,000	1,269,210
China TransInfo Technology Class A	9,900	28,158
China Unicom Hong Kong	830,000	484,098
China United Network Communications Class A	213,900	155,794
China Vanke	65,700	235,128
China Vanke Class H	203,500	662,771
China Yangtze Power	147,884	359,635
China Zhongwang Holdings	214,400	56,000
Chinese Universe Publishing and Media Group Class A	7,500	12,637
Chongqing Brewery Class A	3,400	21,697
Chongqing Changan Automobile Class A	26,800	39,503
Chongqing Fuling Zhacai Group Class A	5,400	23,828
Chongqing Rural Commercial Bank Class H	333,000	135,636
Chongqing Zhifei Biological Products Class A	9,000	85,331
CIFI Holdings Group	372,727	264,241
CITIC	790,000	818,749
†CITIC Guoan Information Industry Class A	21,100	9,181
CITIC Securities Class A	67,000	207,770
CITIC Securities Class H	276,000	500,483
CNOOC	2,426,000	2,521,036
Contemporary Amperex Technology Class A	14,600	246,204
COSCO SHIPPING Development Class A	50,700	14,371
COSCO SHIPPING Energy Transportation Class A	21,200	22,074
COSCO SHIPPING Energy Transportation Class H	172,000	91,075
†COSCO SHIPPING Holdings Class A	39,900	22,847
†COSCO SHIPPING Holdings Class H	334,500	91,291
COSCO SHIPPING Ports	240,239	115,042
Country Garden Holdings	1,040,020	1,243,361

LVIP SSGA Emerging Markets Equity Index Fund–4

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Country Garden Services Holdings	166,000	$ 667,949
CRRC	592,000	298,320
CRRC Class A	164,200	150,207
CSC Financial Class A	18,600	80,584
CSPC Pharmaceutical Group	634,000	1,247,134
Dali Foods Group	280,500	194,534
Dalian Port PDA Class A	45,200	10,961
Daqin Railway Class A	101,061	96,445
Datang International Power Generation Class H	368,000	49,073
Dawning Information Industry Class A	6,300	38,378
DHC Software Class A	21,300	38,344
Dong-E-E-Jiao	3,900	14,000
Dongfang Electric Class A	24,200	28,367
Dongxing Securities Class A	16,973	25,842
East Money Information Class A	44,500	99,840
ENN Energy Holdings	107,200	1,038,472
†Eve Energy Class A	6,500	52,520
Everbright Securities Class A	24,000	36,841
†Fangda Carbon New Material Class A	16,700	20,828
Far East Horizon	304,000	243,322
Fiberhome Telecommunication Technologies Class A	7,900	36,237
Financial Street Holdings Class A	20,200	18,500
First Capital Securities Class A	22,600	21,804
Focus Media Information Technology Class A	97,600	60,160
Foshan Haitian Flavouring & Food	15,000	263,351
Fosun International	345,500	396,636
Founder Securities Class A	54,400	54,583
Foxconn Industrial Internet Class A	27,052	49,587
Fujian Sunner Development Class A	6,000	19,809
Fuyao Glass Industry Group Class A	12,300	33,037
Fuyao Glass Industry Group Class H	69,600	147,868
Ganfeng Lithium Class A	7,400	41,484
G-bits Network Technology Xiamen Class A	500	28,708
†GCL System Integration Technology Class A	31,500	13,396
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
GD Power Development Class A	134,900	$ 38,419
†GDS Holdings ADR	8,400	486,948
GEM Class A	24,300	15,701
Gemdale Class A	30,100	59,327
†Genscript Biotech	128,000	204,879
GF Securities Class A	38,500	73,745
GF Securities Class H	184,000	195,524
Giant Network Group Class A	8,200	19,061
Gigadevice Semiconductor Beijing Class A	2,200	74,280
Glodon Class A	7,700	45,786
GoerTek Class A	22,200	50,508
†GOME Retail Holdings	1,346,000	123,737
Grandjoy Holdings Group Class A	21,100	15,862
Gree Electric Appliances	20,600	150,030
Greenland Holdings Class A	55,200	41,788
Greentown Service Group	150,000	180,442
GRG Banking Equipment Class A	14,100	16,966
Guangdong Haid Group Class A	10,600	59,693
Guangdong HEC Technology Holding Class A	19,500	19,075
†Guangdong LY Intelligent Manufacturing Class A	38,500	43,991
Guanghui Energy Class A	39,700	14,357
Guangshen Railway Class A	28,700	9,524
Guangzhou Automobile Group Class A	14,700	21,709
Guangzhou Baiyun International Airport Class A	12,700	22,258
Guangzhou Baiyunshan Pharmaceutical Holdings Class A	9,500	41,742
Guangzhou Haige Communications Group Class A	15,600	24,533
Guangzhou Kingmed Diagnostics Group Class A	2,900	22,751
Guangzhou R&F Properties Class H	173,200	222,774
Guizhou Bailing Group Pharmaceutical Class A	8,200	9,546
Guosen Securities Class A	27,800	43,127
Guotai Junan Securities Class A	50,000	113,778

LVIP SSGA Emerging Markets Equity Index Fund–5

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Guotai Junan Securities Class H	105,800	$ 156,124
Guoxuan High-Tech Class A	6,800	16,578
Guoyuan Securities Class A	20,800	24,255
Haidilao International Holding	51,000	196,645
Haier Smart Home Class A	41,000	82,464
Haitian International Holdings	88,000	163,224
Haitong Securities Class A	53,800	96,717
Haitong Securities Class H	392,000	356,070
Hangzhou Hikvision Digital Technology Class A	63,200	245,384
Hangzhou Robam Appliances Class A	5,800	23,040
Hangzhou Silan Microelectronics Class A	8,200	16,518
Hangzhou Tigermed Consulting Class A	5,000	44,771
†Hansoh Pharmaceutical Group	72,000	240,586
Hefei Meiya Optoelectronic Technology Class A	4,200	22,263
Heilongjiang Agriculture Class A	10,600	25,642
Henan Shuanghui Investment & Development Class A	18,500	101,708
Hengan International Group	97,000	724,510
Hengli Petrochemical Class A	38,700	67,200
Hengtong Optic-electric Class A	11,700	26,220
Hengyi Petrochemical Class A	19,900	34,811
Hesteel Class A	92,200	27,467
Hithink RoyalFlush Information Network Class A	3,500	52,757
HLA Class A	16,800	14,883
Holitech Technology Class A	18,400	14,327
Hongfa Technology Class A	4,900	18,851
Hua Hong Semiconductor	63,000	113,277
Huaan Securities Class A	23,700	25,654
Huadian Power International Class A	40,100	19,459
Huadian Power International Class H	238,000	70,504
Huadong Medicine Class A	12,400	30,186
Hualan Biological Engineering Class A	9,400	62,978
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Huaneng Power International Class A	50,800	$ 33,444
Huaneng Power International Class H	516,000	192,420
Huatai Securities Class A	49,100	118,431
Huatai Securities Class H	221,200	326,262
Huaxi Securities Class A	17,900	26,253
Huaxia Bank Class A	84,500	76,714
Huaxin Cement Class A	8,400	27,095
Huayu Automotive Systems Class A	21,100	63,418
Huazhu Group ADR	18,000	517,140
Hubei Biocause Pharmaceutical Class A	30,500	25,266
Hubei Energy Group Class A	28,300	14,083
Hubei Jumpcan Pharmaceutical	4,800	14,737
Hubei Kaile Science & Technology Class A	5,500	10,237
†Hunan Valin Steel Class A	23,500	12,910
Hundsun Technologies Class A	5,400	66,187
†HUYA ADR	8,500	144,075
Hytera Communications Class A	9,900	8,062
Iflytek Class A	14,800	70,747
Industrial & Commercial Bank of China Class A	364,500	263,649
Industrial & Commercial Bank of China Class H	8,861,000	6,044,784
Industrial Bank	139,596	310,966
Industrial Securities Class A	41,142	35,899
Inner Mongolia BaoTou Steel Union Class A	305,500	49,202
Inner Mongolia First Machinery Group Class A	9,400	11,963
†Inner Mongolia Junzheng Energy & Chemical Industry Group Class A	73,900	25,429
Inner Mongolia MengDian HuaNeng Thermal Power Class A	41,900	15,113
Inner Mongolia Yili Industrial Group	40,400	168,818
Inner Mongolia Yitai Coal Class B	146,600	95,018
†Innovent Biologics	127,500	532,014
Inspur Electronic Information Industry Class A	9,660	51,473
†iQIYI ADR	17,100	304,380
Jafron Biomedical Class A	2,900	38,401
†JD.com ADR	100,400	4,066,200

LVIP SSGA Emerging Markets Equity Index Fund–6

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Jiangsu Changshu Rural Commercial Bank Class A	15,700	$ 15,046
Jiangsu Expressway Class H	172,000	191,172
Jiangsu Hengli Hydraulic Class A	5,900	50,434
Jiangsu Hengrui Medicine	29,335	376,554
Jiangsu King's Luck Brewery, JSC Class A	8,800	34,612
Jiangsu Yanghe Brewery Joint-Stock	10,100	118,506
Jiangsu Yangnong Chemical Class A	1,800	16,998
Jiangsu Yuyue Medical Equipment & Supply Class A	6,400	32,735
Jiangsu Zhongnan Construction Group Class A	22,900	24,718
Jiangsu Zhongtian Technology Class A	21,400	28,457
Jiangxi Copper Class A	12,800	22,567
Jiangxi Copper Class H	167,000	153,242
Jiangxi Zhengbang Technology Class A	16,700	44,482
Jilin Aodong Pharmaceutical Group	8,100	17,825
Jinduicheng Molybdenum Class A	14,400	12,159
Jinke Properties Group Class A	36,500	40,690
Jinyu Bio-Technology Class A	6,800	20,264
Joincare Pharmaceutical Group Industry Class A	13,800	22,032
Jointown Pharmaceutical Group	12,700	30,214
Jonjee Hi-Tech Industrial And Commercial Holding Class A	5,531	37,053
†JOYY	7,800	415,428
Juewei Food Class A	4,200	30,598
†Juneyao Airlines Class A	11,700	16,337
Kaisa Group Holdings	339,000	123,618
Kingdee International Software Group	316,000	415,648
†Kingsoft	112,000	360,015
Kunlun Energy	470,000	271,617
Kweichow Moutai	8,300	1,289,882
KWG Group Holdings	174,500	244,506
Laobaixing Pharmacy Chain Class A	2,000	21,805
Legend Holdings Class H	53,500	65,423
Lenovo Group	978,000	518,088
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Lens Technology Class A	20,100	$ 40,694
Lepu Medical Technology Beijing Class A	12,100	61,015
Leyard Optoelectronic Class A	14,800	12,967
Li Ning	267,000	768,128
†Liaoning Cheng Da Class A	10,900	27,682
Livzon Pharmaceutical Group Class A	3,700	20,292
Logan Property Holdings	186,000	282,940
Lomon Billions Group Class A	12,600	26,260
Longfor Group Holdings	244,000	1,174,346
LONGi Green Energy Technology Class A	25,600	88,817
†Luckin Coffee ADR	11,400	309,966
Luxi Chemical Group Class A	7,300	8,324
Luxshare Precision Industry Class A	35,530	188,403
Luye Pharma Group	159,500	76,855
Luzhou Laojiao Class A	9,800	100,798
Maanshan Iron & Steel Class A	43,100	15,196
Maanshan Iron & Steel Class H	118,000	36,721
†Mango Excellent Media Class A	11,800	71,809
Meinian Onehealth Healthcare Holdings Class A	27,000	44,620
†Meituan Dianping	138,100	1,646,324
Metallurgical Corp. of China Class H	417,000	72,545
Metallurgicalof China Class A	109,800	40,074
Momo ADR	20,400	442,476
Muyuan Foodstuff Class A	14,500	247,503
†NanJi E-Commerce Class A	15,200	24,676
Nanjing Iron & Steel Class A	21,900	9,626
Nanjing King-Friend Biochemical Pharmaceutical Class A	3,900	27,513
Nanjing Securities Class A	20,300	44,279
NARI Technology Class A	30,820	84,598
NAURA Technology Group Class A	3,300	53,510
NavInfo Class A	12,200	23,956
NetEase ADR	9,600	3,081,216
New China Life Insurance Class A	14,000	77,768
New China Life Insurance Class H	111,400	343,020
New Hope Liuhe Class A	28,200	123,371

LVIP SSGA Emerging Markets Equity Index Fund–7

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
†New Oriental Education & Technology Group Sponsored ADR	19,400	$ 2,099,856
Newland Digital Technology Class A	6,200	13,683
Nexteer Automotive Group	125,000	62,009
Ninestar Class A	6,600	24,793
†Ningbo Joyson Electronic Class A	7,800	20,503
Ningbo Zhoushan Port Class A	62,900	31,169
†NIO ADR	90,100	250,478
†Noah Holdings Sponsored ADR	4,600	118,956
Northeast Securities Class A	14,800	17,132
Oceanwide Holdings Class A	26,600	14,673
Offshore Oil Engineering Class A	27,200	18,601
†OFILM Group Class A	18,500	35,246
Oppein Home Group Class A	2,000	26,474
Orient Securities Class A	39,000	49,632
Oriental Pearl Group Class A	21,181	25,947
Ovctek China Class A	2,500	19,318
†Pacific Securities Class A	60,300	28,065
†Pangang Group Vanadium Titanium & Resources Class A	50,731	15,758
People's Insurance Group of China Class H	1,121,000	367,191
People's InsuranceGroup of China Class A	41,000	36,053
Perfect World Class A	8,600	57,088
PetroChina Class A	108,700	70,466
PetroChina Class H	2,854,000	1,034,403
PICC Property & Casualty Class H	936,000	896,294
†Pinduoduo ADR	26,300	947,589
Ping An Bank Class A	130,392	233,258
†Ping An Healthcare and Technology	43,500	400,542
Ping An Insurance Group of China	72,900	705,512
Ping An Insurance Group of China Class H	759,000	7,412,588
Poly Developments and Holdings Group Class A	81,900	170,432
Power Construction of China Class A	84,500	46,468
RiseSun Real Estate Development Class A	26,700	28,929
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Rongsheng Petro Chemical Class A	35,900	$ 54,993
SAIC Motor Class A	53,600	153,672
Sanan Optoelectronics Class A	27,400	72,936
Sangfor Technologies Class A	2,400	53,208
Sansteel Minguang Fujian Class A	14,100	15,718
Sany Heavy Industry Class A	56,400	135,432
SDIC Capital Class A	23,901	40,732
SDIC Power Holdings Class A	45,200	50,420
Sealand Securities Class A	37,400	22,937
†Seazen Group	294,000	262,024
Seazen Holdings Class A	15,100	66,109
†Semiconductor Manufacturing International	412,000	647,105
SF Holding Class A	10,700	70,735
Shaanxi Coal Industry Class A	55,700	58,057
Shandong Buchang Pharmaceuticals	8,000	22,522
Shandong Gold Mining Class A	17,400	83,625
Shandong Hualu Hengsheng Chemical Class A	10,300	22,618
Shandong Linglong Tyre Class A	7,600	20,982
Shandong Nanshan Aluminum Class A	104,400	30,048
Shandong Sinocera Functional Material Class A	5,600	16,373
Shandong Sun Paper Industry, JSC Class A	22,600	27,691
Shandong Weigao Group Medical Polymer Class H	276,000	346,478
†Shandong Xinchao Energy Class A	38,300	9,433
Shanghai 2345 Network Holding Group Class A	34,100	13,209
Shanghai AJ Group Class A	8,400	9,341
Shanghai Baosight Software Class A	5,800	32,032
Shanghai Construction Group Class A	54,900	24,651
Shanghai Electric Group Class A	50,000	32,122
Shanghai Electric Group Class H	376,000	98,766

LVIP SSGA Emerging Markets Equity Index Fund–8

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Shanghai Electric Power Class A	17,369	$ 17,122
Shanghai Fosun Pharmaceutical Group Class A	13,100	60,062
Shanghai Fosun Pharmaceutical Group Class H	71,500	231,841
Shanghai Industrial Holdings	68,000	101,854
Shanghai International Airport Class A	6,700	56,947
Shanghai International Port Group Class A	58,800	36,752
Shanghai Jahwa United Class A	4,200	14,754
Shanghai Jinjiang International Hotels Class A	4,500	15,152
Shanghai Lujiazui Finance & Trade Zone Development Class B	153,220	122,849
Shanghai M&G Stationery Class A	6,300	40,833
Shanghai Mechanical and Electrical Industry Class A	4,400	8,354
Shanghai Pharmaceuticals Holding Class A	11,800	32,301
Shanghai Pharmaceuticals Holding Class H	116,600	196,745
Shanghai Pudong Development Bank Class A	197,700	281,425
†Shanghai RAAS Blood Products Class A	31,500	34,061
Shanghai Tunnel Engineering	20,800	16,069
Shanghai Waigaoqiao Free Trade Zone Group Class A	4,200	8,611
Shanghai Yuyuan Tourist Mart Group Class A	28,400	29,153
Shanghai Zhangjiang High-Tech Park Development Class A	9,600	16,222
Shanxi Lu'an Environmental Energy Development Class A	16,400	13,346
†Shanxi Meijin Energy Class A	25,400	23,083
Shanxi Securities Class A	17,500	17,185
Shanxi Taigang Stainless Steel Class A	38,300	17,356
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Shanxi Xinghuacun Fen Wine Factory Class A	5,800	$ 73,380
Shanxi Xishan Coal & Electricity Power Class A	16,900	11,427
†Shanying International Holding Class A	21,400	9,173
Shenergy Class A	30,300	22,501
Shenghe Resources Holding Class A	9,700	9,384
Shengyi Technology Class A	15,200	55,822
Shennan Circuits Class A	2,300	62,934
Shenwan Hongyuan Group Class A	149,800	92,400
Shenzhen Airport Class A	12,100	12,930
Shenzhen Energy Group Class A	21,500	16,192
Shenzhen Expressway Class H	98,000	99,080
Shenzhen Goodix Technology Class A	2,600	94,440
Shenzhen Hepalink Pharmaceutical Group Class A	6,200	17,775
Shenzhen Inovance Technology Class A	11,500	41,484
Shenzhen Kangtai Biological Products Class A	4,400	70,316
†Shenzhen Kingdom Sci-Tech Class A	5,200	12,128
Shenzhen Mindray Bio-Medical Electronics Class A	6,800	247,394
Shenzhen Overseas Chinese Town Class A	54,144	48,304
Shenzhen Salubris Pharmaceuticals Class A	5,100	12,657
†Shenzhen Sunway Communication Class A	6,000	28,593
Shenzhen Zhongjin Lingnan Nonfemet Class A	18,100	8,994
Shenzhou International Group Holdings	102,200	1,072,084
Shijiazhuang Yiling Pharmaceutical Class A	7,400	23,244
Shui On Land	499,000	83,153
†Siasun Robot & Automation Class A	9,100	17,289
Sichuan Chuantou Energy Class A	30,300	39,177
†Sichuan Hebang Biotechnology Class A	45,700	9,227

LVIP SSGA Emerging Markets Equity Index Fund–9

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Sichuan Kelun Pharmaceutical Class A	10,300	$ 29,735
Sichuan Languang Development Class A	21,100	17,755
Sichuan Swellfun Class A	3,000	18,079
†SINA	8,400	267,456
Sinochem International Class A	18,000	12,918
Sinolink Securities Class A	20,900	26,668
Sino-Ocean Group Holding	423,500	107,240
Sinopec Engineering Group Class H	191,000	79,502
Sinopec Shanghai Petrochemical Class A	38,700	21,175
Sinopec Shanghai Petrochemical Class H	466,000	114,912
Sinotrans Class A	26,300	12,852
Sinotrans Class H	295,000	72,013
Sinotruk Hong Kong	95,500	156,870
SOHO China	288,000	147,142
Songcheng Performance Development Class A	9,900	34,573
SooChow Securities Class A	33,280	36,614
Southwest Securities Class A	48,300	30,572
Spring Airlines Class A	5,700	25,692
Sunac China Holdings	332,000	1,514,175
Suning.com Class A	62,500	78,938
Sunny Optical Technology Group	96,900	1,281,779
Sunwoda Electronic Class A	9,900	19,499
Suofeiya Home Collection Class A	5,200	13,032
Suzhou Dongshan Precision Manufacturing Class A	11,200	31,731
Suzhou Gold Mantis Construction Decoration Class A	17,800	20,339
Tahoe Group Class A	14,000	10,085
†TAL Education Group ADR	52,400	2,790,824
Tangshan Jidong Cement Class A	8,100	22,079
TangShan Port Group Class A	31,500	9,961
Tasly Pharmaceutical Group Class A	9,200	17,769
TBEA Class A	25,100	25,527
TCL Class A	90,200	52,009
†Tech-Bank Food Class A	6,600	10,771
Tencent Holdings	779,900	38,548,580
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
†Tencent Music Entertainment Group ADR	12,700	$ 127,762
Tian Di Science & Technology Class A	27,600	11,540
Tianjin Zhonghuan Semiconductor Class A	19,000	37,855
Tianma Microelectronics Class A	12,600	23,369
Tianqi Lithium Class A	9,200	23,705
Tingyi Cayman Islands Holding	266,000	432,472
Toly Bread Class A	3,400	23,606
Tonghua Dongbao Pharmaceutical Class A	12,514	18,492
Tongkun Group Class A	11,800	19,339
Tongling Nonferrous Metals Group Class A	61,100	17,027
Tongwei Class A	26,300	42,688
†Topchoice Medical Class A	2,000	30,118
Topsports International Holdings	172,000	178,274
Transfar Zhilian Class A	23,200	19,957
TravelSky Technology Class H	129,000	225,780
†Trip.com Group ADR	64,000	1,500,800
Tsingtao Brewery Class A	4,300	27,552
Tsingtao Brewery Class H	54,000	272,955
Tunghsu Optoelectronic Technology	32,700	13,680
Tus Environmental Science And Technology Development Class A	8,000	9,009
Unigroup Guoxin Microelectronics Class A	3,800	26,479
Uni-President China Holdings	177,000	171,069
Unisplendour Class A	11,400	56,020
Universal Scientific Industrial Shanghai	9,500	20,998
Venustech Group Class A	5,600	28,951
†Vipshop Holdings ADR	59,800	931,684
†Visionox Technology Class A	8,600	13,534
Visual China Group Class A	4,100	8,897
Walvax Biotechnology Class A	10,400	46,045
†Wanda Film Holding Class A	14,500	31,884
Wangsu Science & Technology Class A	14,300	15,511
Wanhua Chemical Group Class A	20,620	118,799
Want Want China Holdings	669,000	482,426

LVIP SSGA Emerging Markets Equity Index Fund–10

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Wanxiang Qianchao Class A	18,700	$ 13,306
†Weibo Sponsored ADR	7,500	248,325
Weichai Power Class A	42,900	71,221
Weichai Power Class H	260,000	414,152
Weifu High-Technology Group	5,600	14,891
Weihai Guangwei Composites Class A	3,100	21,530
Wens Foodstuffs Group Class A	35,100	158,718
Western Securities Class A	21,600	24,979
Westone Information Industry Class A	5,100	15,938
Will Semiconductor Class A	3,800	82,209
†Wingtech Technology Class A	5,700	81,016
Winning Health Technology Group Class A	11,200	32,695
Wuchan Zhongda Group Class A	44,300	29,654
Wuhan Guide Infrared Class A	5,900	27,891
Wuhu Sanqi Interactive Entertainment Network Technology Group Class A	14,100	64,355
Wuliangye Yibin Class A	25,800	415,018
WUS Printed Circuit Kunshan Class A	11,700	38,702
WuXi AppTec Class A	9,900	124,795
WuXi AppTec Class H	20,700	251,627
†Wuxi Biologics Cayman	105,500	1,346,900
Wuxi Lead Intelligent Equipment Class A	6,100	31,869
XCMG Construction Machinery Class A	48,400	33,885
Xiamen C & D Class A	25,000	26,766
Xiamen Tungsten Class A	8,100	12,796
†Xiaomi	1,421,000	1,886,784
Xinhu Zhongbao Class A	53,200	22,418
Xinjiang Goldwind Science & Technology Class A	21,200	28,080
Xinjiang Goldwind Science & Technology Class H	109,800	94,671
Xinjiang Zhongtai Chemical Co	8,200	5,624
Xinxing Ductile Iron Pipes Class A	20,700	9,966
Xinyi Solar Holdings	556,817	308,921
Xinyu Iron & Steel Class A	15,500	8,806
Yango Group Class A	25,000	24,379
Yantai Jereh Oilfield Services Group Class A	5,900	18,193
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Yanzhou Coal Mining Class A	21,700	$ 26,149
Yanzhou Coal Mining Class H	230,000	178,172
Yealink Network Technology Class A	3,300	37,441
Yifan Pharmaceutical Class A	7,300	16,631
Yifeng Pharmacy Chain Class A	2,400	31,370
Yihai International Holding	64,000	482,080
Yintai Gold Class A	12,700	25,595
Yonghui Superstores Class A	64,200	92,080
Yonyou Network Technology Class A	16,800	94,630
†Youzu Interactive Class A	5,400	14,162
Yuan Longping High-tech Agriculture Class A	7,700	19,556
Yum China Holdings	48,600	2,071,818
Yunda Holding Class A	10,100	43,517
Yunnan Baiyao Group Class A	8,800	105,446
Yunnan Energy New Material	4,400	26,069
†Yunnan Tin Class A	8,700	10,041
Yuzhou Properties	254,010	107,003
†Zai Lab ADR	5,100	262,548
Zhangzhou Pientzehuang Pharmaceutical Class A	4,000	69,500
Zhaojin Mining Industry Class H	142,500	143,202
Zhejiang Chint Electrics Class A	14,400	47,603
Zhejiang Conba Pharmaceutical Class A	15,700	11,274
Zhejiang Dahua Technology Class A	20,200	45,510
Zhejiang Dingli Machinery Class A	2,100	16,796
Zhejiang Expressway Class H	200,000	138,222
†Zhejiang Huahai Pharmaceutical Class A	8,200	29,348
Zhejiang Huayou Cobalt Class A	7,500	30,693
Zhejiang Jiahua Energy Chemical Industry Class A	7,900	9,706
Zhejiang Juhua Class A	15,900	15,077
Zhejiang Longsheng Group Class A	22,300	37,041
Zhejiang NHU Class A	14,400	54,871

LVIP SSGA Emerging Markets Equity Index Fund–11

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Zhejiang Sanhua Intelligent Controls Class A	18,800	$ 42,019
Zhejiang Semir Garment	9,200	9,152
Zhejiang Supor Class A	3,800	36,775
Zhejiang Wanfeng Auto Wheel Class A	12,100	11,192
Zhejiang Weixing New Building Materials Class A	8,900	13,709
Zhejiang Wolwo Bio-Pharmaceutical Class A	3,200	19,865
Zhengzhou Yutong Bus Class A	13,700	26,192
Zhenro Properties Group	214,000	133,643
Zheshang Securities Class A	18,000	25,231
†ZhongAn Online P&C Insurance Class H	42,300	137,575
Zhongji Innolight Class A	3,900	28,989
Zhongjin Gold Class A	21,300	24,109
Zhongsheng Group Holdings	77,500	268,939
Zhuzhou CRRC Times Electric Class H	76,300	226,026
Zijin Mining Group Class A	130,400	67,018
Zijin Mining Group Class H	772,000	289,156
Zoomlion Heavy Industry Science and Technology Class A	44,500	35,385
Zoomlion Heavy Industry Science and Technology Class H	191,600	137,826
†ZTE Class A	25,800	154,343
†ZTE Class H	102,200	311,939
†ZTO Express Cayman ADR	43,200	1,143,936
		226,188,722
Colombia–0.15%
Bancolombia	30,797	182,720
Ecopetrol	653,495	305,672
Grupo Argos	39,661	120,291
Grupo de Inversiones Suramericana	31,172	153,635
Interconexion Electrica	59,336	226,125
		988,443
Czech Republic–0.11%
CEZ	22,458	366,364
Komercni banka	10,541	198,732
Moneta Money Bank	70,947	146,120
		711,216
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Egypt–0.13%
Commercial International Bank Egypt	191,692	$ 710,909
Eastern	128,212	100,146
ElSewedy Electric	104,510	51,952
		863,007
Greece–0.19%
†Alpha Bank	189,913	140,577
†Eurobank Ergasias	355,617	148,791
Hellenic Telecommunications Organization	32,275	390,157
JUMBO	14,553	195,361
Motor Oil Hellas Corinth Refineries	8,235	100,513
†National Bank of Greece	75,874	100,105
OPAP	26,629	200,630
		1,276,134
■Hong Kong–4.70%
†Alibaba Pictures Group	1,980,000	252,836
Bank of Communications Class H	1,184,000	721,129
BOC Aviation	28,500	180,054
Bosideng International Holdings	448,000	104,057
Brilliance China Automotive Holdings	410,000	333,870
China Cinda Asset Management Class H	1,161,000	218,362
China Communications Construction Class H	592,000	408,040
China Construction Bank Class H	13,091,000	10,640,972
†China First Capital Group	46,148	1,061
China Galaxy Securities Class H	474,500	227,708
China Gas Holdings	248,400	858,950
China Merchants Port Holdings	192,000	218,113
China Minsheng Banking Class H	956,500	707,469
China Mobile	836,000	6,265,219
China National Building Material Class H	524,000	562,938
China Railway Group Class H	504,000	266,598
China State Construction International Holdings	272,000	199,476
China Telecom Class H	1,886,000	571,429
China Traditional Chinese Medicine Holdings	314,000	141,652
Dongfeng Motor Group Class H	372,000	242,213
Geely Automobile Holdings	683,000	991,185

LVIP SSGA Emerging Markets Equity Index Fund–12

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
■Hong Kong (continued)
Great Wall Motor Class H	425,500	$ 269,825
Guangdong Investment	400,000	767,620
Guangzhou Automobile Group Class H	398,000	395,893
Haier Electronics Group	172,000	454,056
†Hutchison China MediTech ADR	8,300	148,155
Kingboard Holdings	92,000	213,277
Kingboard Laminates Holdings	149,500	136,792
Lee & Man Paper Manufacturing	181,000	108,564
Nine Dragons Paper Holdings	226,000	204,760
Postal Savings Bank of China Class H	1,086,000	661,200
Shenzhen International Holdings	135,485	245,716
Shenzhen Investment	433,549	134,289
Shimao Property Holdings	157,000	544,102
Sino Biopharmaceutical	940,000	1,226,771
Sinopharm Group Class H	182,400	404,143
SSY Group	210,000	162,713
Sun Art Retail Group	324,500	477,382
Towngas China	140,256	69,278
Wharf Holdings	148,000	260,115
Yuexiu Property	960,000	171,532
		31,169,514
Hungary–0.24%
MOL Hungarian Oil & Gas	56,923	334,015
OTP Bank	30,473	874,097
Richter Gedeon	18,843	355,361
		1,563,473
India–7.56%
Adani Ports & Special Economic Zone	83,030	275,934
Ambuja Cements	82,393	169,382
Ashok Leyland	166,314	94,263
Asian Paints	39,119	861,699
Aurobindo Pharma	36,468	196,788
†Avenue Supermarts	17,039	492,777
Axis Bank	283,596	1,417,890
Bajaj Auto	11,374	303,246
Bajaj Finance	24,613	719,365
Bajaj Finserv	5,165	312,327
Bandhan Bank	55,826	149,887
Berger Paints India	32,260	211,616
Bharat Forge	28,550	88,113
Bharat Petroleum	89,583	374,908
†Bharti Airtel	333,793	1,945,387
Bharti Infratel	45,288	95,783
Bosch	984	122,386
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
India (continued)
Britannia Industries	7,782	$ 275,228
Cipla	47,743	265,256
Coal India	169,321	311,141
Colgate-Palmolive India	8,726	143,969
Container Of India	28,681	125,455
Dabur India	72,136	428,457
Divi's Laboratories	10,796	281,661
DLF	81,852	148,153
Dr Reddy's Laboratories	15,493	630,760
Eicher Motors	1,807	311,285
GAIL India	219,314	220,170
Godrej Consumer Products	48,336	330,715
Grasim Industries	39,922	249,715
Havells India	34,699	220,277
HCL Technologies	147,329	849,845
HDFC Asset Management	5,859	163,065
HDFC Life Insurance	68,406	396,688
Hero MotoCorp	13,459	283,809
Hindalco Industries	153,234	193,045
Hindustan Petroleum	84,662	212,281
Hindustan Unilever	88,295	2,677,722
Housing Development Finance	223,369	4,821,274
ICICI Bank	650,889	2,832,330
ICICI Lombard General Insurance	24,669	352,420
ICICI Prudential Life Insurance	47,680	222,854
Indian Oil	254,008	273,280
Info Edge India	8,413	226,657
Infosys	463,353	3,838,867
InterGlobe Aviation	12,753	180,531
ITC	466,457	1,051,843
JSW Steel	116,093	223,091
Larsen & Toubro	64,562	688,357
LIC Housing Finance	41,074	127,175
Lupin	30,554	237,453
Mahindra & Mahindra	100,665	375,884
Mahindra & Mahindra Financial Services	42,160	81,922
Marico	62,050	224,589
Maruti Suzuki India	14,355	809,697
Motherson Sumi Systems	130,386	104,194
Nestle India	3,124	675,456
NTPC	320,345	356,303
Oil & Natural Gas	345,758	309,571
Page Industries	755	168,876
Petronet LNG	83,525	220,524
Pidilite Industries	16,515	295,912
Piramal Enterprises	13,909	171,294
Power Grid Corp. of India	248,536	522,086
REC	96,575	113,050
Reliance Industries	388,100	5,659,363
SBI Life Insurance	47,409	401,790

LVIP SSGA Emerging Markets Equity Index Fund–13

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
India (continued)
Shree Cement	1,180	$ 271,768
Shriram Transport Finance	11,663	101,950
Siemens	9,896	145,662
†State Bank of India	242,051	628,758
Sun Pharmaceutical Industries	113,611	524,752
Tata Consultancy Services	122,440	2,945,545
†Tata Motors	232,515	215,885
Tata Power	152,296	65,911
Tata Steel	47,644	168,834
Tech Mahindra	62,614	466,409
Titan	42,286	520,825
UltraTech Cement	13,747	588,231
†United Spirits	39,079	250,435
UPL	72,305	311,352
Vedanta	254,603	215,873
Wipro	155,238	403,842
Zee Entertainment Enterprises	116,542	189,660
		50,132,783
Indonesia–1.46%
Ace Hardware Indonesia Tbk PT	932,100	74,158
Adaro Energy	2,008,600	120,019
Astra International	2,740,300	651,506
Bank Central Asia	1,342,700	2,262,340
Bank Mandiri Persero	2,527,100	718,485
Bank Negara Indonesia Persero	1,034,400	241,250
Bank Rakyat Indonesia Persero	7,538,400	1,382,581
Bank Tabungan Negara Persero	615,800	31,492
†Barito Pacific Tbk PT	3,659,500	160,369
Bukit Asam	474,200	62,678
†Bumi Serpong Damai	1,111,100	45,226
Charoen Pokphand Indonesia	1,010,100	303,947
Gudang Garam	66,000	165,825
Hanjaya Mandala Sampoerna	1,260,400	109,252
Indah Kiat Pulp & Paper	386,100	94,278
Indocement Tunggal Prakarsa	247,800	188,722
Indofood CBP Sukses Makmur	321,700	200,654
Indofood Sukses Makmur	600,100	232,156
Jasa Marga Persero	310,900	48,182
Kalbe Farma	2,799,700	205,283
Pabrik Kertas Tjiwi Kimia	188,800	45,922
Pakuwon Jati	2,441,100	45,679
Perusahaan Gas Negara Persero	1,456,700	68,632
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Indonesia (continued)
Semen Indonesia Persero	413,600	$ 192,128
Telekomunikasi Indonesia Persero	6,725,200	1,306,145
Unilever Indonesia	1,023,300	452,514
United Tractors	232,800	239,736
†XL Axiata Tbk PT	514,600	62,721
		9,711,880
Luxembourg–0.05%
Reinet Investments	20,177	321,259
		321,259
Malaysia–1.85%
AirAsia Group	207,000	37,768
AMMB Holdings	228,600	158,541
Axiata Group	372,661	282,729
Carlsberg Brewery Malaysia Class B	20,900	120,085
CIMB Group Holdings	670,234	557,732
Dialog Group	493,900	347,007
DiGi.Com	416,500	419,624
Fraser & Neave Holdings	20,400	146,777
Gamuda	230,545	150,895
Genting	293,800	254,119
Genting Malaysia	413,700	191,880
Genting Plantations	38,900	85,381
HAP Seng Consolidated	86,300	152,646
Hartalega Holdings	205,100	325,854
Hong Leong Bank	90,100	278,721
Hong Leong Financial Group	31,300	98,297
IHH Healthcare	298,100	354,084
IJM	378,200	138,328
IOI	251,900	232,228
Kuala Lumpur Kepong	57,196	277,360
Malayan Banking	536,781	926,108
Malaysia Airports Holdings	137,500	137,369
Maxis	318,600	395,414
MISC	180,200	309,158
Nestle Malaysia	9,400	297,310
Petronas Chemicals Group	323,900	377,781
Petronas Dagangan	41,000	202,308
Petronas Gas	108,900	386,603
PPB Group	78,700	298,398
Press Metal Aluminium Holdings	196,000	149,930
Public Bank	422,400	1,553,916
QL Resources	90,200	154,509
RHB Bank	222,200	241,777
Sime Darby	375,100	147,682
Sime Darby Plantation	283,200	323,817
Telekom Malaysia	151,500	131,926
Tenaga Nasional	425,300	1,183,663
Top Glove	211,200	314,491

LVIP SSGA Emerging Markets Equity Index Fund–14

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Malaysia (continued)
Westports Holdings	116,600	$ 91,650
YTL	378,400	63,187
		12,297,053
Mexico–1.86%
Alfa Class A	413,400	110,484
†Alsea	72,500	45,995
America Movil	4,576,800	2,720,324
Arca Continental	60,100	242,579
Cemex	2,054,400	430,409
Coca-Cola Femsa	70,500	282,267
El Puerto de Liverpool	25,600	55,155
Fibra Uno Administracion	432,500	339,473
Fomento Economico Mexicano	264,500	1,608,129
Gruma Class B	28,305	217,718
Grupo Aeroportuario del Pacifico Class B	48,500	262,224
Grupo Aeroportuario del Sureste Class B	28,240	266,192
Grupo Bimbo Class A	218,400	320,292
Grupo Carso	63,200	124,122
Grupo Financiero Banorte Class O	352,600	966,129
Grupo Financiero Inbursa Class O	313,400	224,588
Grupo Mexico B	474,300	879,522
Grupo Televisa	324,400	377,561
Industrias Penoles	19,330	129,902
Infraestructura Energetica Nova	73,000	224,054
Kimberly-Clark de Mexico Class A	207,200	314,960
Megacable Holdings	41,000	111,701
Orbia Advance	141,400	155,929
Promotora y Operadora de Infraestructura	31,950	214,374
Wal-Mart de Mexico	712,900	1,679,586
		12,303,669
Peru–0.28%
Cia de Minas Buenaventura ADR	30,000	218,700
Credicorp	9,200	1,316,244
Southern Copper	11,800	332,288
		1,867,232
Philippines–0.81%
Aboitiz Equity Ventures	263,100	194,150
Aboitiz Power	202,400	103,779
=†Altus San Nicolas	4,598	469
Ayala	37,970	347,175
Ayala Land	999,100	589,574
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Philippines (continued)
Bank of the Philippine Islands	124,910	$ 151,959
BDO Unibank	266,790	539,312
Globe Telecom	4,545	172,245
GT Capital Holdings	13,423	107,105
International Container Terminal Services	134,700	196,975
JG Summit Holdings	386,180	396,271
Jollibee Foods	60,610	126,162
Manila Electric	31,170	137,024
Megaworld	1,529,100	74,930
Metro Pacific Investments	1,993,900	94,714
Metropolitan Bank & Trust	249,194	195,407
PLDT	11,805	261,119
Robinsons Land	281,900	82,014
Security Bank	31,010	65,092
SM Investments	32,575	521,106
SM Prime Holdings	1,373,400	762,709
Universal Robina	120,870	247,240
		5,366,531
Poland–0.71%
†Bank Millennium	82,867	63,927
Bank Polska Kasa Opieki	23,510	315,097
CCC	3,827	27,469
CD Projekt	9,080	625,352
Cyfrowy Polsat	34,761	199,160
†Dino Polska	6,724	261,557
Grupa Lotos	12,581	157,016
†KGHM Polska Miedz	19,277	275,518
LPP	180	226,394
†mBank	2,061	110,150
†Orange Polska	89,526	127,784
†PGE Polska Grupa Energetyczna	116,439	106,735
Polski Koncern Naftowy ORLEN	40,394	540,546
Polskie Gornictwo Naftowe i Gazownictwo	236,820	195,588
Powszechna Kasa Oszczednosci Bank Polski	118,682	644,204
Powszechny Zaklad Ubezpieczen	81,362	611,191
Santander Bank Polska	4,769	198,894
		4,686,582
Qatar–0.94%
Barwa Real Estate	266,479	219,197
Commercial Bank PQSC	270,468	287,729
Industries Qatar QSC	247,818	451,221
Masraf Al Rayan QSC	499,046	500,437
Mesaieed Petrochemical Holding	609,708	243,441

LVIP SSGA Emerging Markets Equity Index Fund–15

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Qatar (continued)
Ooredoo QPSC	109,509	$ 175,221
Qatar Electricity & Water QSC	75,000	279,843
Qatar Fuel QSC	67,758	302,392
Qatar Insurance	222,956	126,732
Qatar International Islamic Bank QSC	102,977	204,846
Qatar Islamic Bank	158,049	619,176
Qatar National Bank QPSC	616,366	2,816,634
		6,226,869
Republic of Korea–10.84%
Amorepacific	4,341	595,312
Amorepacific Group	3,948	178,213
BGF retail	1,082	117,200
BNK Financial Group	37,431	135,837
†Celltrion	12,822	2,384,910
†Celltrion Healthcare	7,179	523,730
Cheil Worldwide	9,564	123,937
CJ	2,027	106,737
CJ CheilJedang	1,131	199,769
CJ ENM	1,493	126,237
†CJ Logistics	1,267	140,520
Coway	6,993	330,795
Daelim Industrial	3,786	227,012
†Daewoo Engineering & Construction	25,578	60,903
†Daewoo Shipbuilding & Marine Engineering	5,129	56,131
DB Insurance	6,824	193,361
Doosan Bobcat	6,978	102,310
E-MART	2,811	243,855
Fila Holdings	6,769	159,992
GS Engineering & Construction	8,085	134,332
GS Holdings	7,116	214,524
GS Retail	3,682	93,358
Hana Financial Group	40,437	760,766
Hankook Tire	10,077	159,133
Hanmi Pharm	895	190,640
Hanon Systems	25,589	185,824
Hanwha	5,648	70,013
Hanwha Chemical	14,556	158,306
Hanwha Life Insurance	37,552	42,363
HDC Hyundai Development Co-Engineering & Construction	5,514	70,105
†HLB	4,608	335,175
Hotel Shilla	4,223	241,667
Hyundai Department Store	1,864	89,632
Hyundai Engineering & Construction	10,660	237,733
Hyundai Glovis	2,621	193,959
†Hyundai Heavy Industries	5,362	340,737
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Republic of Korea (continued)
Hyundai Heavy Industries Holdings	1,341	$ 215,966
Hyundai Marine & Fire Insurance	8,663	160,184
Hyundai Mobis	9,043	1,250,898
Hyundai Motor	20,255	1,459,201
Hyundai Steel	10,903	159,406
Industrial Bank of Korea	34,674	211,862
Kakao	7,003	885,761
Kangwon Land	16,317	262,946
KB Financial Group	53,877	1,515,238
KCC	684	71,996
Kia Motors	35,651	750,414
†KMW	3,513	142,422
Korea Aerospace Industries	9,989	169,588
†Korea Electric Power	34,887	544,762
Korea Gas	3,779	66,175
Korea Investment Holdings	5,735	231,217
Korea Zinc	1,143	332,633
†Korean Air Lines	6,433	97,355
KT&G	15,789	966,717
Kumho Petrochemical	2,536	133,879
LG	12,848	622,357
LG Chem	6,221	1,540,827
†LG Display	32,334	290,533
LG Electronics	14,439	567,711
LG Household & Health Care	1,270	1,163,304
LG Innotek	1,973	181,567
LG Uplus	28,821	253,201
Lotte	3,615	70,811
Lotte Chemical	2,357	370,020
Lotte Shopping	1,502	91,848
Medy-Tox	627	99,749
Meritz Securities	42,031	96,998
Mirae Asset Daewoo	54,165	231,775
NAVER	19,035	2,646,520
NCSoft	2,231	1,190,694
†Netmarble	3,536	269,373
NH Investment Securities	19,467	142,465
†OCI	2,699	76,370
Orion	3,260	308,003
Ottogi	177	68,982
†Pan Ocean	36,890	88,777
†Pearl Abyss	888	129,541
POSCO	10,617	1,397,068
POSCO Chemtech	3,390	120,216
Posco Daewoo	7,066	65,435
S-1	2,381	157,128
†Samsung Biologics	2,249	881,497
Samsung C&T	11,555	843,130
Samsung Card	3,962	97,632

LVIP SSGA Emerging Markets Equity Index Fund–16

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Republic of Korea (continued)
Samsung Electro-Mechanics	7,586	$ 601,106
Samsung Electronics	649,800	25,265,190
†Samsung Engineering	21,564	177,678
Samsung Fire & Marine Insurance	4,164	526,631
†Samsung Heavy Industries	61,377	194,835
Samsung Life Insurance	9,365	327,754
Samsung SDI	7,479	1,456,089
Samsung SDS	4,725	577,554
Samsung Securities	8,682	208,001
Shinhan Financial Group	62,092	1,452,593
Shinsegae	1,017	180,341
SK Holdings	4,758	650,823
SK Hynix	74,260	5,020,273
SK Innovation	7,511	531,446
SK Telecom	2,779	404,194
S-Oil	6,198	287,933
†ViroMed	2,678	149,287
Woori Financial Group	72,631	451,878
Yuhan	1,296	242,498
		71,923,284
Romania–0.03%
NEPI Rockcastle	53,572	224,646
		224,646
Russia–3.16%
Alrosa PJSC	298,673	245,624
Gazprom ADR	332,345	1,507,098
Gazprom PJSC	812,870	1,877,549
Inter RAO UES PJSC	4,840,000	303,347
LUKOIL ADR	2,050	120,810
LUKOIL PJSC	54,506	3,272,164
Magnit PJSC	10,608	432,545
Magnitogorsk Iron & Steel Works PJSC	300,100	147,108
MMC Norilsk Nickel PJSC	8,384	2,083,510
MMC Norilsk Nickel PJSC ADR	17,320	429,022
Mobile TeleSystems PJSC ADR	67,700	514,520
Moscow Exchange	180,910	224,007
Novatek PJSC GDR	12,384	1,404,260
Novolipetsk Steel	158,760	250,652
PhosAgro PJSC	16,205	165,530
Polymetal International	28,409	486,231
Polyus PJSC	3,538	479,189
Polyus PJSC GDR	1,250	84,829
Rosneft Oil PJSC	154,410	618,014
Sberbank of Russia PJSC	1,415,300	3,373,546
Sberbank of Russia PJSC ADR	20,432	192,466
Severstal PJSC	27,739	306,068
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Russia (continued)
Surgutneftegas PJSC	946,400	$ 408,492
Tatneft PJSC	201,998	1,421,239
VTB Bank PJSC	429,160,000	178,101
X5 Retail Group GDR	16,587	443,204
		20,969,125
Saudi Arabia–2.53%
Advanced Petrochemical	14,777	175,027
Al Rajhi Bank	166,768	2,388,107
Alinma Bank	99,422	550,433
AlmaraiJSC	33,855	423,525
Arab National Bank	81,336	396,180
Bank AlBilad	51,008	277,510
Bank Al-Jazira	55,998	169,022
Banque Saudi Fransi	73,604	506,432
Bupa Arabia for Cooperative Insurance	3,893	94,709
†Dar Al Arkan Real Estate Development	73,538	160,504
†Emaar Economic City	52,217	95,066
†Etihad Etisalat	51,184	295,088
†for Cooperative Insurance	8,530	137,588
Jarir Marketing	8,067	274,411
National Commercial Bank	163,292	1,508,180
†National Industrialization	44,450	108,847
†Rabigh Refining & Petrochemical	29,329	83,529
Riyad Bank	162,932	648,779
Sahara International Petrochemical	49,850	162,938
Samba Financial Group	133,086	712,720
Saudi Airlines Catering	5,479	110,105
Saudi Arabian Fertilizer	22,632	373,485
†Saudi Arabian Mining	58,157	479,869
Saudi Arabian Oil	163,573	1,312,677
Saudi Basic Industries	101,850	1,897,658
Saudi British Bank	97,595	525,252
Saudi Cement	10,460	136,423
Saudi Electricity	113,732	481,931
Saudi Industrial Investment Group	30,712	128,995
†Saudi Kayan Petrochemical	96,474	186,169
Saudi Telecom	54,517	1,269,693
†Savola Group	35,845	340,609
Yanbu National Petrochemical	30,322	335,745
		16,747,206
South Africa–3.50%
Absa Group	97,459	405,455
Anglo American Platinum	7,402	309,200
AngloGold Ashanti	56,446	956,307

LVIP SSGA Emerging Markets Equity Index Fund–17

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
South Africa (continued)
†Aspen Pharmacare Holdings	53,277	$ 278,670
Bid	45,521	536,555
Bidvest Group	39,005	317,994
Capitec Bank Holdings	6,287	309,258
Clicks Group	35,535	512,183
Discovery	53,998	235,453
Exxaro Resources	34,309	188,070
FirstRand	458,201	1,028,263
Fortress REIT Class A	164,965	93,156
Foschini Group	32,381	120,921
Gold Fields	112,581	549,447
Growthpoint Properties	418,577	301,198
Impala Platinum Holdings	108,287	451,190
Investec	39,683	75,159
Kumba Iron Ore	8,877	138,417
Liberty Holdings	17,533	64,597
Life Healthcare Group Holdings	191,390	197,538
Momentum Metropolitan Holdings	119,782	104,409
Mr Price Group	34,739	220,447
MTN Group	230,265	617,422
†MultiChoice Group	60,834	289,096
Naspers Class N	60,500	8,597,920
Nedbank Group	51,195	236,604
†Northam Platinum	48,822	186,275
Old Mutual	639,990	424,576
Pepkor Holdings	123,063	74,533
Pick n Pay Stores	49,543	167,863
PSG Group	21,214	152,781
Rand Merchant Investment Holdings	100,960	125,377
Redefine Properties	773,401	102,316
Remgro	72,783	497,613
Resilient REIT	2,337	4,154
RMB Holdings	105,534	288,566
Sanlam	253,657	722,319
†Sasol	76,025	157,483
Shoprite Holdings	64,186	448,590
†Sibanye Stillwater	307,559	388,114
SPAR Group	26,026	264,473
Standard Bank Group	175,760	1,005,896
Telkom	37,951	43,197
Tiger Brands	21,726	225,043
Vodacom Group	87,241	570,745
Woolworths Holdings	136,985	211,135
		23,195,978
Spain–0.01%
†AmRest Holdings	11,106	49,379
		49,379
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Taiwan–11.99%
Accton Technology	68,000	$ 363,840
Acer	406,000	209,260
Advantech	47,000	387,264
Airtac International Group	16,000	235,925
ASE Technology Holding	470,000	910,398
Asia Cement	296,000	384,312
Asustek Computer	96,000	650,008
AU Optronics	1,170,000	243,832
Catcher Technology	89,000	569,320
Cathay Financial Holding	1,059,563	1,233,165
Chailease Holding	160,990	484,891
Chang Hwa Commercial Bank	749,340	473,076
Cheng Shin Rubber Industry	267,000	271,078
Chicony Electronics	81,000	202,235
China Airlines	335,000	72,973
China Development Financial Holding	1,706,000	417,995
†China Life Insurance	355,397	196,570
China Steel	1,603,000	1,004,131
Chunghwa Telecom	520,000	1,843,547
Compal Electronics	573,000	327,066
CTBC Financial Holding	2,517,000	1,482,109
Delta Electronics	265,000	1,048,821
E.Sun Financial Holding	1,421,131	1,134,425
Eclat Textile	26,000	205,826
Eva Airways	323,603	94,426
†Evergreen Marine Taiwan	294,466	89,622
Far Eastern New Century	434,000	322,737
Far EasTone Telecommunications	219,000	457,319
Feng TAY Enterprise	45,400	194,448
First Financial Holding	1,355,400	875,861
Formosa Chemicals & Fibre	477,000	1,050,407
Formosa Petrochemical	168,000	448,535
Formosa Plastics	604,000	1,494,067
Formosa Taffeta	117,000	118,361
Foxconn Technology	128,000	208,453
Fubon Financial Holding	903,000	1,116,132
Giant Manufacturing	41,000	181,136
Globalwafers	30,000	335,111
Highwealth Construction	113,000	150,633
Hiwin Technologies	31,750	208,829
Hon Hai Precision Industry	1,698,000	3,909,247
Hotai Motor	41,000	662,048
Hua Nan Financial Holdings	1,081,088	643,143
Innolux	1,147,000	197,691
Inventec	350,000	268,380
Largan Precision	14,000	1,767,769
Lite-On Technology	286,000	389,073
MediaTek	205,000	2,200,311

LVIP SSGA Emerging Markets Equity Index Fund–18

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Taiwan (continued)
Mega Financial Holding	1,481,000	$ 1,390,659
Micro-Star International	94,000	274,743
Nan Ya Plastics	699,000	1,257,620
Nanya Technology	169,000	297,437
Nien Made Enterprise	22,000	130,702
Novatek Microelectronics	79,000	445,418
Pegatron	265,000	505,690
Phison Electronics	20,000	161,721
Pou Chen	305,000	257,792
Powertech Technology	101,000	286,032
President Chain Store	78,000	729,204
Quanta Computer	367,000	726,713
Realtek Semiconductor	65,000	466,628
Ruentex Development	79,000	99,472
Ruentex Industries	47,000	107,682
Shanghai Commercial & Savings Bank	455,449	589,609
Shin Kong Financial Holding	1,439,166	360,953
SinoPac Financial Holdings	1,456,000	530,573
Standard Foods	55,000	110,972
Synnex Technology International	186,000	227,329
Taishin Financial Holding	1,305,459	502,555
Taiwan Business Bank	742,550	236,323
Taiwan Cement	669,227	869,134
Taiwan Cooperative Financial Holding	1,239,420	748,481
Taiwan High Speed Rail	270,000	254,919
Taiwan Mobile	223,000	736,302
Taiwan Semiconductor Manufacturing	3,352,000	30,175,746
†Tatung	260,000	167,763
Uni-President Enterprises	655,000	1,417,693
United Microelectronics	1,511,000	677,474
Vanguard International Semiconductor	122,000	236,484
Walsin Technology	43,000	227,176
Win Semiconductors	46,000	394,783
Winbond Electronics	415,000	154,151
Wistron	382,000	308,821
Wiwynn	11,000	252,926
WPG Holdings	205,000	239,967
Yageo	35,000	314,312
Yuanta Financial Holding	1,361,000	694,865
Zhen Ding Technology Holding	74,000	226,150
		79,528,780
Thailand–2.15%
Advanced Info Service NVDR	161,057	976,507
Airports of Thailand NVDR	581,562	895,117
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Thailand (continued)
B Grimm Power NVDR	107,800	$ 129,935
Bangkok Bank NVDR	66,300	202,421
Bangkok Dusit Medical Services NVDR	1,293,192	740,477
Bangkok Expressway & Metro	1,059,000	249,222
Banpu NVDR	603,300	95,963
Berli Jucker NVDR	166,300	202,884
BTS Group Holdings NVDR	957,927	264,244
Bumrungrad Hospital NVDR	60,500	209,441
Central Pattana NVDR	304,001	390,318
†Central Retail	224,600	191,629
†Central Retail NVDR	21,809	18,607
Charoen Pokphand Foods NVDR	525,023	386,676
CP ALL NVDR	792,266	1,464,576
Electricity Generating NVDR	39,900	279,526
Energy Absolute NVDR	223,946	229,711
Global Power Synergy NVDR	97,200	168,046
Gulf Energy Development NVDR	73,068	332,793
Home Product Center NVDR	817,800	273,788
Indorama Ventures NVDR	231,600	149,910
Intouch Holdings NVDR	301,946	457,245
IRPC NVDR	1,575,300	101,349
Kasikornbank	35,300	96,447
Kasikornbank NVDR	202,791	564,011
Krung Thai Bank NVDR	478,600	165,029
Land & Houses NVDR	1,155,700	233,242
Minor International NVDR	384,200	196,754
Muangthai Capital NVDR	85,600	90,719
Osotspa NVDR	102,700	111,513
PTT NVDR	1,548,209	1,431,320
PTT Exploration & Production NVDR	186,441	379,460
PTT Global Chemical NVDR	299,131	275,365
Ratch Group NVDR	99,600	172,518
Siam Cement NVDR	105,614	1,036,263
Siam Commercial Bank NVDR	116,900	245,878
Srisawad NVDR	99,300	127,753
Thai Oil NVDR	153,673	142,095
Thai Union Group NVDR	454,567	188,733
TMB Bank NVDR	3,345,800	89,578
Total Access Communication NVDR	98,800	122,156
True NVDR	1,612,700	153,795
		14,233,014

LVIP SSGA Emerging Markets Equity Index Fund–19

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Turkey–0.43%
†Akbank	386,118	$ 324,219
Anadolu Efes Biracilik Ve Malt Sanayii	27,090	70,191
†Arcelik	28,582	58,221
Aselsan Elektronik Sanayi Ve Ticaret	46,526	164,909
BIM Birlesik Magazalar	57,696	437,524
Eregli Demir ve Celik Fabrikalari	191,859	217,397
Ford Otomotiv Sanayi	9,275	68,875
Haci Omer Sabanci Holding	127,183	143,391
KOC Holding	104,289	210,877
TAV Havalimanlari Holding	24,908	62,075
†Tupras Turkiye Petrol Rafinerileri	17,165	195,346
†Turk Hava Yollari	75,072	102,960
Turkcell Iletisim Hizmetleri	148,852	276,476
†Turkiye Garanti Bankasi	311,984	382,629
†Turkiye Is Bankasi Class C	219,122	156,361
		2,871,451
United Arab Emirates–0.52%
Abu Dhabi Commercial Bank PJSC	376,467	469,857
Aldar Properties PJSC	519,309	214,265
DP World	22,516	338,451
Dubai Islamic Bank PJSC	226,149	220,868
Emaar Malls PJSC	364,299	105,110
Emaar Properties PJSC	481,466	285,949
Emirates Telecommunications Group PJSC	236,032	891,817
First Abu Dhabi Bank PJSC	370,173	954,440
		3,480,757
United States–0.01%
†Titan Cement International	5,858	68,489
		68,489
Total Common Stock (Cost $722,860,385)		625,850,443
PREFERRED STOCKS–2.30%
Brazil–1.41%
Banco Bradesco 5.83%	548,300	2,203,288
Braskem 2.43%	25,400	84,127
Centrais Eletricas Brasileiras 3.65%	35,400	179,858
Cia Energetica de Minas Gerais 4.54%	128,200	219,337
Gerdau 1.31%	149,200	287,138
	Number of Shares	Value (U.S. $)
PREFERRED STOCKS (continued)
Brazil (continued)
Itau Unibanco Holding 5.07%	658,800	$ 2,944,003
Itausa - Investimentos Itau 5.54%	599,300	1,003,428
Lojas Americanas 0.66%	102,470	358,520
Petroleo Brasileiro 3.32%	570,900	1,532,699
Telefonica Brasil 4.61%	60,900	579,687
		9,392,085
Chile–0.07%
Embotelladora Andina 4.65%	48,781	108,440
Sociedad Quimica y Minera de Chile 3.67%	15,494	352,575
		461,015
Colombia–0.08%
Bancolombia 2.32%	61,033	413,197
Grupo Aval Acciones y Valores 4.04%	500,837	110,599
		523,796
Republic of Korea–0.66%
Amorepacific	1,296	62,586
Hyundai Motor 4.82%	4,941	228,689
Hyundai Motor 5.31%	3,264	136,892
LG Chem 1.04%	1,072	128,914
LG Household & Health Care 1.35%	292	152,232
Samsung Electronics 2.76%	112,005	3,649,975
		4,359,288
Russia–0.08%
Surgutneftegas PJSC	918,100	439,528
Transneft PJSC 6.44%	63	118,516
		558,044
Total Preferred Stocks (Cost $25,358,850)		15,294,228
RIGHTS–0.00%
Hong Kong–0.00%
=†Legend Holdings	3,761	0
Total Rights (Cost $0)		0
WARRANTS–0.00%
Thailand–0.00%
†BTS Group Holdings exp 2/16/21 exercise price THB 0.0000	85,033	1,503

LVIP SSGA Emerging Markets Equity Index Fund–20

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
WARRANTS (continued)
Thailand (continued)
†Minor International exp 9/30/21 exercise price THB 43.0000	13,560	$ 571
Total Warrants (Cost $0)		2,074

MONEY MARKET FUND–0.31%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 0.32%)	2,033,110	2,033,110
Total Money Market Fund (Cost $2,033,110)		2,033,110

TOTAL INVESTMENTS–96.97% (Cost $750,252,345)	643,179,855
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–3.03%	20,089,740
NET ASSETS APPLICABLE TO 75,872,281 SHARES OUTSTANDING–100.00%	$663,269,595

Δ Securities have been classified by country of origin.
† Non-income producing.
■ Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."

The following futures contracts and swap contracts were outstanding at March 31, 2020:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
410	E-mini MSCI Emerging Markets Index	$17,279,450	$17,635,539	6/19/20	$—	$(356,089)
LVIP SSGA Emerging Markets Equity Index Fund–21

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
Swap Contract
Total Return Swap (TRS) Contract
Counterparty/ Swap Obligation	Notional Amount[2]	Floating Interest Rate Paid	Termination Date	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
HSBC- Receive amounts based on MSCI and pay variable quarterly payments based on LIBOR03M3	5,539	1.00%	10/16/20	$(626,965)	$—	$(626,965)
The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through March 31, 2020.
[2] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[3] The MSCI China A Index captures large and mid-cap representation across China securities listed on the Shanghai and Shenzhen exchanges. The index is designed for international investors and is calculated using China A Stock Connect listings based on the offshore RMB exchange rate (CNH).

Summary of Abbreviations:
ADR–American Depositary Receipt
CMPC–Coût Moyen Pondéré du Capital
COPEC–Compañia de Petroleos de Chile
GDR–Global Depository Receipt
HSBC–Hong Kong and Shanghai Banking Corporation
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
LNG–Liquefied Natural Gas
MSCI–Morgan Stanley Capital International
NVDR–Non-Voting Depository Receipt
PJSC–Public Joint Stock Company
PQSC–Private Qatar Share Holding Company
QSC–Qatari Shareholding Company
REIT–Real Estate Investment Trust
THB–Thailand Baht
See accompanying notes.
LVIP SSGA Emerging Markets Equity Index Fund–22

LVIP SSGA Emerging Markets Equity Index Fund
Notes
March 31, 2020 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Emerging Markets Equity Index Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Equity securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
Total return swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP SSGA Emerging Markets Equity Index Fund–23

LVIP SSGA Emerging Markets Equity Index Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Argentina	$846,448	$—	$—	$846,448
Brazil	22,432,322	—	—	22,432,322
Chile	2,048,511	1,556,686	—	3,605,197
China	74,050,605	152,138,117	—	226,188,722
Colombia	988,443	—	—	988,443
Czech Republic	—	711,216	—	711,216
Egypt	—	863,007	—	863,007
Greece	—	1,276,134	—	1,276,134
Hong Kong	148,155	31,021,359	—	31,169,514
Hungary	—	1,563,473	—	1,563,473
India	95,783	50,037,000	—	50,132,783
Indonesia	—	9,711,880	—	9,711,880
Luxembourg	—	321,259	—	321,259
Malaysia	154,509	12,142,544	—	12,297,053
Mexico	12,303,669	—	—	12,303,669
Peru	1,867,232	—	—	1,867,232
Philippines	—	5,366,062	469	5,366,531
Poland	—	4,686,582	—	4,686,582
Qatar	—	6,226,869	—	6,226,869
Republic of Korea	—	71,923,284	—	71,923,284
Romania	224,646	—	—	224,646
Russia	15,586,704	5,382,421	—	20,969,125
Saudi Arabia	16,747,206	—	—	16,747,206
South Africa	2,772,690	20,423,288	—	23,195,978
Spain	—	49,379	—	49,379
Taiwan	—	79,528,780	—	79,528,780
Thailand	210,236	14,022,778	—	14,233,014
Turkey	540,484	2,330,967	—	2,871,451
United Arab Emirates	—	3,480,757	—	3,480,757
United States	—	68,489	—	68,489
Preferred Stocks
Brazil	9,392,085	—	—	9,392,085
Chile	—	461,015	—	461,015
Colombia	523,796	—	—	523,796
Republic of Korea	—	4,359,288	—	4,359,288
Russia	439,528	118,516	—	558,044
Rights	—	—	—*	—
Warrants	1,503	571	—	2,074
Money Market Fund	2,033,110	—	—	2,033,110
Total Investments	$163,407,665	$479,771,721	$469	$643,179,855
Derivatives:

Liabilities:
Futures Contract	$(356,089)	$—	$—	$(356,089)
Swap Contract	$—	$(626,965)	$—	$(626,965)

*	Includes securities that have been valued at zero on the "Schedule of Investments" that are considered to be Level 3 investments in this table.
During the period ended March 31, 2020, there were no material transfers to or from Level 3 investments.
As a result of utilizing International fair value pricing at March 31, 2020, a portion of the Fund’s common stock investments was categorized as Level 2.
LVIP SSGA Emerging Markets Equity Index Fund–24

LVIP SSGA Emerging Markets Equity Index Fund
Notes (continued)
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. The Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP SSGA Emerging Markets Equity Index Fund–25